Subsequent Events (Details) (Subsequent Event [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 01, 2013
Subsequent Event [Member]
Subsequent Events (Textual) [Abstract]
Purchase of building		$ 1,100
Purchase of building at carrying value		2,300
Carrying value of assets purchased		10,000
Fair value of assets purchased	9,922
Carrying value of deposits		$ 16,000
Premium on deposits	5.25%